Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life	Sep. 30, 2023
Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	3 years
Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	5 years
Leasehold Improvement [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	3 years
Leasehold Improvement [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	5 years